BANK AND OTHER BORROWINGS (Schedule of Maturities of Long-Term and Other Debt) (Details) - Dec. 31, 2019 - Long-term Bank and Other Borrowings [Member] ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Debt Instrument [Line Items]
Within one year	$ 6,168	¥ 42,939
Between one and two years	17,080	118,905
Between two and three years	22,810	158,800
Between three and four years	26,492	184,432
Above four years	119,168	829,626
Total	$ 191,718	¥ 1,334,702